Income from Assets Held for Investment, net (Details Textual)	1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended			201 Months Ended	207 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CAD	Sep. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Oct. 31, 2012 CAD	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Jan. 31, 2013 USD ($)
Proceeds from sale of property and equipment			$ 1,579,189	$ 1,669,115	1,640,000	$ 1,578,779	$ 1,788,554	$ 4,953,325	$ 0	$ 0	$ 4,953,325	$ 6,532,104
Book Value Of Property Sold			585,064	1,029,435	577,214
Loss on disposal of property and equipment			994,125	639,680		993,867	726,464	2,027,939	(35,878)	0	1,991,150	2,985,017
Mortgage On Property Remaining Principal Amount Discharged Upon Sale			480,951	659,288
Proceeds From Sale Of Property Remaining Amount			1,028,780	1,009,827
Rental Income From Investment						89,741	121,036
Mortgage Debt Securities	$ 853,119	855,000
Mortgage Investments Interest Rate	9.75%	9.75%
Investment Maturity Date	Nov. 30, 2013	Nov. 30, 2013